Stockholders' Equity	12 Months Ended
Sep. 30, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity
15.	Stockholders’ Deficit

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share in one or more series. The Company’s Board of Directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. At September 30, 2017, there were no shares of preferred stock issued or outstanding.

Series A Preferred Stock

On August 13, 2017, in connection with the “stockholder rights plan” discussed below, the Company’s Board of Directors approved a Certificate of Designation of Series A Junior Participating Preferred Stock, which designates the rights, preferences and privileges of 49,000 shares of a series of the Company’s preferred stock, par value $0.0001 per share, designated as Series A Junior Participating Preferred Stock (the “Series A Preferred Stock”). The Certificate of Designation was filed with the Delaware Secretary of State and became effective on August 14, 2017.

Each share of Series A Preferred Stock, if issued, will not be redeemable, will entitle the holder thereof to cumulative quarterly dividend payments equal to the greater of (1) $1.00 or (2) 1,000 times the aggregate per share amount of all cash dividends, plus 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions other than a dividend payable in shares of common stock of the Company. Each share of Series A Preferred Stock shall entitle the holder to 1,000 votes on all matters submitted to a vote of shareholders. The Series A Preferred Stock will entitle the holder thereof to receive $1,000 per share, plus any accrued and unpaid dividends thereon, upon liquidation and, if shares of common stock are exchanged via merger, consolidation or a similar transaction, will entitle the holder thereof to a per share payment equal to $1,000 per share.

The Series A Preferred Stock will rank junior to all other series of preferred stock as to the payment of dividends and the distribution of assets, whether or not upon the dissolution, liquidation or winding up of the Company.

Stockholder Rights Plan

On August 13, 2017, the Board of Directors of the Company adopted a stockholder rights plan and declared a distribution of one right (“Right”) for each outstanding share of the Company’s common stock to stockholders of record at the close of business on August 25, 2017 (the “Record Date”). Each Right entitles its holder, under the circumstances described below, to purchase from the Company one one-thousandth of a share of Series A Preferred Stock of the Company at an exercise price of $45.00 per Right, subject to adjustment. The terms of the Rights are set forth in a Rights Agreement, dated as of August 13, 2017 (the “Rights Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, as rights agent.

The Rights are transferable with and only with the underlying shares of common stock. New Rights will attach to any shares of common stock that become outstanding after the Record Date and prior to the earlier of the distribution time and the expiration time.

Subject to certain exceptions, the Rights become exercisable and trade separately from the common stock only upon the “distribution time,” which occurs upon the earlier of:

●	the close of business on the tenth day after the first date (the “stock acquisition date”) of public announcement that a person or group of affiliated or associated persons has acquired, or obtained the right or obligation to acquire, beneficial ownership of 20% or more of the outstanding shares of common stock, including in the form of synthetic ownership through derivative positions (any such person or group of affiliated or associated persons being referred to herein as an “acquiring person”) or
●	the close of business on the tenth business day (or later date if determined by the Company’s Board of Directors prior to such time as any person or group becomes an acquiring person) following the commencement of a tender offer or exchange offer which, if consummated, would result in a person or group becoming an acquiring person.

The Rights are not exercisable until the distribution time.

Unless earlier redeemed or exchanged by the Company as described below, the Rights will expire at either the close of business on August 12, 2020 or, if the Rights Agreement is not approved at the Company’s 2018 annual meeting of stockholders, the close of business on August 12, 2018.

In the event that a person or group becomes an acquiring person (a “flip-in event”), each holder of a Right (other than any acquiring person and certain related parties, whose Rights automatically become null and void) will have the right to receive, upon exercise, common stock having a value equal to two times the exercise price of the Right. If an insufficient number of shares of common stock is available for issuance, then the Company’s board of directors would be required to substitute cash, property or other securities of the Company for common stock. The Rights may not be exercised following a flip-in event while the Company has the ability to cause the Rights to be redeemed.

In general, the Company may redeem the Rights in whole, but not in part, at a price of $0.01 per Right (subject to adjustment and payable in cash, common stock or other consideration deemed appropriate by the Company’s Board of Directors) at any time until ten days following the stock acquisition date. Immediately upon the action of the Board of Directors authorizing any redemption, the Rights will terminate and the only right of the holders of Rights will be to receive the redemption price.

At any time after there is an acquiring person and prior to the acquisition by the acquiring person of 50% or more of the outstanding shares of common stock, the Company may exchange the Rights (other than Rights owned by the acquiring person which will have become void), in whole or in part, at an exchange ratio of one share of common stock, or one one-thousandth of a share of Series A Preferred Stock (or of a share of a class or series of the Company’s preferred stock having equivalent rights, preferences and privileges), per Right (subject to adjustment).

Until a Right is exercised, its holder will have no rights as a stockholder of the Company, including, without limitation, the right to vote or to receive dividends.

Common Stock

The Company is authorized to issue 49,000,000 shares of common stock, par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each common share.

On December 29, 2016, the Company sold 164,536 shares of common stock to certain members of management in private transactions for an aggregate sales price of $1,645, or $10.00 per share.